Accounts Receivable, Net - Schedule of Accounts Receivable and Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Accounts Receivable and Allowance for Credit Losses [Abstract]
Accounts receivable	¥ 176,261	$ 25,205	¥ 231,742
Less: allowance for credit losses	(132,971)	(19,015)	(5,682)	$ (813)	¥ (5,097)	¥ (3,546)
Accounts receivable, net	¥ 43,290	$ 6,190	¥ 226,060